Bank borrowings (Details Narrative) - ZHEJIANG TIANLAN - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest fixed rates minimum	4.35%
Interest paid	¥ 253,000	¥ 1,377,000	¥ 1,991,000
Interest fixed rates	5.00%	4.79%